DWS Global Small Cap VIP Expense Example - Class A [Member] - DWS Global Small Cap VIP - Class A	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,298